Accounts payable (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Accounts payable
Vendor payable		¥ 66,701,380	¥ 62,548,717
Shipping charges payable and others		13,283,638	11,788,991
Total	$ 11,633,338	¥ 79,985,018	¥ 74,337,708